Fair Value Measurements (Details 2) (Level 3, USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Rollforward for financial instruments measured at fair value using Level 3 inputs
Balance, beginning of Period	$ 102,331	$ 53,867	$ 53,867	$ 60,377
Purchases	12,332	2,125	13,886	(2,565)	50,000
Transfers into Level 3			27,729
Total gains or losses (realized or unrealized):
Included in net income (loss)	2,392	513	5,239	2,022	709
Included in other comprehensive income (loss)	3,452	2,012	1,610	(5,967)	9,668
Balance, end of Period	114,913	58,517	102,331	53,867	60,377
Available for sale securities
Rollforward for financial instruments measured at fair value using Level 3 inputs
Balance, beginning of Period	60,053	56,277	56,277	60,377
Purchases					50,000
Total gains or losses (realized or unrealized):
Included in net income (loss)	593	512	2,166	1,867	709
Included in other comprehensive income (loss)	3,452	2,012	1,610	(5,967)	9,668
Balance, end of Period	64,098	58,801	60,053	56,277	60,377
Loans held for sale
Rollforward for financial instruments measured at fair value using Level 3 inputs
Balance, beginning of Period	27,729
Purchases	4,900
Transfers into Level 3			27,729
Total gains or losses (realized or unrealized):
Included in net income (loss)	(209)
Balance, end of Period	26,826		27,729
Mortgage servicing asset
Rollforward for financial instruments measured at fair value using Level 3 inputs
Balance, beginning of Period	20,149	2,080	2,080
Purchases	7,432	2,125	13,886	1,890
Total gains or losses (realized or unrealized):
Included in net income (loss)	2,358	225	4,183	190
Balance, end of Period	29,939	4,430	20,149	2,080
Derivative Liabilities
Rollforward for financial instruments measured at fair value using Level 3 inputs
Balance, beginning of Period	(5,600)	(4,490)	(4,490)	(4,455)
Total gains or losses (realized or unrealized):
Included in net income (loss)	(350)	(224)	(1,110)	(35)
Balance, end of Period	$ (5,950)	$ (4,714)	$ (5,600)	$ (4,490)